Restructuring and Other Termination Costs (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and other termination costs, number of positions eliminated, period percent		13.00%
Restructuring Reserve [Roll Forward]
Balance as of December 31, 2017		$ 0
Restructuring and other termination costs	$ 38	38	$ 0	$ 6
Termination benefits paid		(38)
Balance as of December 31, 2018		$ 0	$ 0